Convertible Redeemable Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Authorized and Outstanding Shares of Convertible Redeemable Preferred Shares

The table below presents our various series convertible redeemable preferred shares that were authorized and outstanding as of December 31, 2024.

December 31, 2024
Series	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000
A-2	14,244,000	14,244,000
A-3	3,536,099	2,828,899
B-1	13,111,999	13,111,999
B-2	9,090,900	9,090,900
B-3	2,100,000	2,100,000
C-1	13,684,800	13,684,800
D	15,000,000	12,963,577
	87,286,300	83,205,175
The table below presents the number of authorized and outstanding shares of our various series convertible redeemable preferred shares as of December 31, 2024 and 2023.
	2024		2023
Series	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
A-1	16,518,502	15,181,000	16,518,502	15,181,000
A-2	14,244,000	14,244,000	14,244,000	14,244,000
A-3	3,536,099	2,828,899	3,536,099	2,828,899
B-1	13,111,999	13,111,999	13,111,999	13,111,999
B-2	9,090,900	9,090,900	9,090,900	9,090,900
B-3	2,100,000	2,100,000	2,100,000	2,100,000
C	13,684,800	13,684,800	13,684,800	13,684,800
D	15,000,000	12,963,577	15,000,000	11,747,760
	87,286,300	83,205,175	87,286,300	81,989,358

Schedule of Convertible Redeemable Preferred Shares

The following table presents the activity of our various series of convertible redeemable preferred shares for the three and six months ended June 30, 2025.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2024	15,181,000	$485,488,380	14,244,000	$456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328
Preferred Shares redemption value accretion	—	5,920,590	—	5,127,840	—	1,018,404	—	3,146,879
Ending balances as of March 31, 2025	15,181,000	491,408,970	14,244,000	461,505,600	2,828,899	91,684,617	13,111,999	426,402,207
Repurchase of preferred shares	—	—	—	—	—	—	—	—
Conversion of preferred shares to ordinary shares	(15,181,000)	(491,408,970)	(14,244,000)	(461,505,600)	(2,828,899)	(91,684,617)	(13,111,999)	(426,402,207)
Ending balances as of June 30, 2025	—	$—	—	$—	—	$—	—	$—
	Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2024	9,090,900	$295,908,795	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	83,205,175	$2,861,748,733
Preferred Shares redemption value accretion	—	909,090	—	—	—	(5,063,376)	—	10,643,310	—	21,702,737
Ending balances as of March 31, 2025	9,090,900	296,817,885	2,100,000	68,775,000	13,684,800	453,514,272	12,963,577	593,342,919	83,205,175	2,883,451,470
Repurchase of preferred shares	—	—	—	—	—	—	(3,017,119)	(138,093,537)	(3,017,119)	(138,093,537)
Conversion of preferred shares to ordinary shares	(9,090,900)	(296,817,885)	(2,100,000)	(68,775,000)	(13,684,800)	(453,514,272)	(9,946,458)	(455,249,382)	(80,188,056)	(2,745,357,933)
Ending balances as of June 30, 2025	—	$—	—	$—	—	$—	—	$—	—	$—

The following table presents the activity of our various series of convertible redeemable preferred shares for the three and six months ended June 30, 2024.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2023	15,181,000	$352,502,820	14,244,000	$334,164,240	2,828,899	$66,479,127	13,111,999	$318,883,816
Issuance of Preferred Shares	—	—	—	—	—	—	—	—
Preferred Shares redemption value accretion	—	228,170,430	—	212,805,360	—	42,207,173	—	191,566,305
Ending balances as of March 31, 2024	15,181,000	580,673,250	14,244,000	546,969,600	2,828,899	108,686,300	13,111,999	510,450,121
Preferred Shares redemption value accretion	—	910,860	—	712,200	—	169,734	—	786,720
Ending balances as of June 30, 2024	15,181,000	$581,584,110	14,244,000	$547,681,800	2,828,899	$108,856,034	13,111,999	$511,236,841
	Series B-2 Preferred Shares		Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of December 31, 2023	9,090,900	$230,272,497	2,100,000	$55,965,000	13,684,800	$395,627,568	11,747,760	$572,468,345	81,989,358	$2,326,363,413
Issuance of Preferred Shares	—	—	—	—	—	—	1,215,817	40,297,282	1,215,817	40,297,282
Preferred Shares redemption value accretion	—	129,272,598	—	28,959,000	—	176,533,920	—	78,193,027	—	1,087,707,813
Ending balances as of March 31, 2024	9,090,900	359,545,095	2,100,000	84,924,000	13,684,800	572,161,488	12,963,577	690,958,654	83,205,175	3,454,368,508
Preferred Shares redemption value accretion	—	4,545,450	—	147,000	—	1,231,632	—	2,592,716	—	11,096,312
Ending balances as of June 30, 2024	9,090,900	$364,090,545	2,100,000	$85,071,000	13,684,800	$573,393,120	12,963,577	$693,551,370	83,205,175	$3,465,464,820

The following table provides a breakdown of our various series of convertible redeemable preferred shares that are aggregated on our consolidated statements of financial position as well as presents the activity for the year ended December 31, 2022, 2023 and 2024.

	Series A-1 Preferred Shares		Series A-2 Preferred Shares		Series A-3 Preferred Shares		Series B-1 Preferred Shares		Series B-2 Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Beginning balances as of January 1, 2022	15,181,000	$323,106,619	14,244,000	$304,421,139	2,828,899	$60,508,715	13,111,999	$284,731,410	9,090,900	$201,638,532
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—
Receipt of subscription receivable	—	—	—	—	—	—	—	—	—	—
Preferred Shares redemption value accretion	—	(21,004,739)	—	(16,265,019)	—	(3,082,066)	—	(3,347,911)	—	6,724,896
Balances as of December 31, 2022	15,181,000	$302,101,880	14,244,000	$288,156,120	2,828,899	$57,426,649	13,111,999	$281,383,499	9,090,900	$208,363,428
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—
Preferred Shares redemption value accretion	—	50,400,940	—	46,008,120	—	9,052,478	—	37,500,317	—	21,909,069
Balances as of December 31, 2023	15,181,000	$352,502,820	14,244,000	$334,164,240	2,828,899	$66,479,127	13,111,999	$318,883,816	9,090,900	$230,272,497
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—
Preferred Shares redemption value accretion	—	132,985,560	—	122,213,520	—	24,187,086	—	104,371,512	—	65,636,298
Balances as of December 31, 2024	15,181,000	$485,488,380	14,244,000	$456,377,760	2,828,899	$90,666,213	13,111,999	$423,255,328	9,090,900	$295,908,795
	Series B-3 Preferred Shares		Series C Preferred Shares		Series D Preferred Shares		Series A-1 thru B-2 Subscription Receivable	Total Preferred Shares
	Shares	Amount	Shares	Amount	Shares	Amount		Shares	Amount
Beginning balances as of January 1, 2022	—	$—	13,684,800	$325,277,607	11,144,336	$405,189,642	$(73,723,814)	79,285,934	1,831,149,850
Issuance of Preferred Shares	2,100,000	10,000,000	—	—	—	—	—	2,100,000	10,000,000
Receipt of subscription receivable	—	—	—	—	—	—	73,723,814	—	73,723,814
Preferred Shares redemption value accretion	—	40,379,000	—	46,538,409	—	1,467,179	—	—	51,409,749
Balances as of December 31, 2022	2,100,000	$50,379,000	13,684,800	$371,816,016	11,144,336	$406,656,821	$—	81,385,934	$1,966,283,413
Issuance of Preferred Shares	—	—	—		603,424	20,000,000	—	603,424	20,000,000
Preferred Shares redemption value accretion	—	5,586,000	—	23,811,552	—	145,811,524	—	—	340,080,000
Balances as of December 31, 2023	2,100,000	$55,965,000	13,684,800	$395,627,568	11,747,760	$572,468,345	$—	81,989,358	$2,326,363,413
Issuance of Preferred Shares	—	—	—	—	1,215,817	40,297,282	—	1,215,817	40,297,282
Preferred Shares redemption value accretion	—	12,810,000	—	62,950,080	—	(30,066,018)	—	—	495,088,038
Balances as of December 31, 2024	2,100,000	$68,775,000	13,684,800	$458,577,648	12,963,577	$582,699,609	$—	83,205,175	$2,861,748,733

Schedule of Aggregate Preferred Shares Series

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024:

As of December 31, 2024
Series	Total	Per Share
A-1	$485,488,380	$31.98
A-2	456,377,760	$32.04
A-3	90,666,213	$32.05
B-1	423,255,328	$32.28
B-2	295,908,795	$32.55
B-3	68,775,000	$32.75
C-1	458,577,648	$33.51
D	582,699,609	$44.95
	$2,861,748,733

The following presents the aggregate and per share redemption value of each preferred share series as of December 31, 2024 and 2023:

Series	2024		2023
	Total	Per Share	Total	Per Share
A-1	$485,488,380	$31.98	$352,502,820	$23.22
A-2	456,377,760	$32.04	334,164,240	$23.46
A-3	90,666,213	$32.05	66,479,127	$23.50
B-1	423,255,328	$32.28	318,883,816	$24.32
B-2	295,908,795	$32.55	230,272,497	$25.33
B-3	68,775,000	$32.75	55,965,000	$26.65
C	458,577,648	$33.51	395,627,568	$28.91
D	582,699,609	$44.95	572,468,345	$48.73
	$2,861,748,733		$2,326,363,413

Schedule of Liquidation Preferences of Preferred Shares

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365

The following presents the liquidation preferences of our preferred shares by series as of December 31, 2024 and 2023:

As of December 31, 2024
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.45	1.2	$8,197,740
A-2	14,244,000	$0.91	1.0	12,962,040
A-3	2,828,899	$0.97	1.0	2,744,032
B-1	13,111,999	$2.29	1.0	30,026,478
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	12,963,577	$33.14	1.0	429,612,942
Aggregate liquidation preference				$644,132,365
As of December 31, 2023
Series	Outstanding Shares	Original Issue Price	Liquidation Multiplier	Liquidation Preference
A-1	15,181,000	$0.46	1.2	$8,379,912
A-2	14,244,000	$0.94	1.0	13,389,360
A-3	2,828,899	$0.99	1.0	2,800,610
B-1	13,111,999	$2.29	1.0	30,026,477
B-2	9,090,900	$3.85	1.0	34,999,965
B-3	2,100,000	$5.00	1.0	10,500,000
C	13,684,800	$8.41	1.0	115,089,168
D	11,747,760	$33.14	1.0	389,320,766
Aggregate liquidation preference				$604,506,258